Earning Per Share - Summary of Diluted Earnings Per Share (Detail)	12 Months Ended
	Dec. 31, 2022 KRW (₩) ₩ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 KRW (₩) ₩ / shares shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 KRW (₩) ₩ / shares shares	Dec. 31, 2020 $ / shares
Earnings per share [abstract]
Profit attribute to controlling interest	₩ 3,157,536,155,264		₩ 6,606,727,454,113		₩ 1,581,207,551,926
Interests of hybrid bonds, net of tax	(1,078,164,383)		(6,669,999,999)		(6,688,273,972)
Gain or loss from exchange rate on and revaluation of exchangeable bonds	₩ (55,751,463,819)		₩ (63,166,690,813)		₩ 0
Adjusted weighted-average number of common shares | shares	78,906,375		76,688,340		79,120,963
Diluted earnings per share | (per share)	₩ 39,296	$ 39,296	₩ 85,240	$ 85,240	₩ 19,900	$ 19,900